Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6 - Shareholders' Equity

A. Share Capital
1.	As of December 31, 2012, the number of the ordinary shares outstanding is 7,693,792.
2.
On June 11, 2009 the Company entered into a Loan Agreement with STINS COMAN, the Company's controlling shareholder. On June 17, 2009, the Company entered into an Addendum to the Loan Agreement (the Loan agreement and the Addendum together, the "Convertible Loan Agreement"). On June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009.

Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the "Maximum Amount") at an annual interest rate of 2.47%. The Maximum Amount was increased several times via additional addendums signed on February 17, 2010, April 14, 2011 and, December 8, 2011 and currently is $35 million. At any time commencing October 1, 2009 through December 31, 2015, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the said Maximum Amount of $35 million) and at intervals of at least 30 days between each call request.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into our ordinary shares at a conversion price per share equal to the market price of our ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

During 2012 and 2011 the Company had drawn approximately $10.6 million and $4.3 million, respectively principal loan under the Convertible Loan Agreement and STINS COMAN has converted approximately $8.0 million and $5.4 million (principal and interest) into 2,265,857 and 1,222,667 ordinary shares, respectively.

As of April 5, 2013, the Company had drawn cumulatively approximately $20.9 million of principal loan under the Convertible Loan Agreement and STINS COMAN has converted approximately $20.9 million (principal and interest) into 5,812,303 ordinary shares.

3.
On June 26, 2012 the Company purchased its indoor wireless optical network technology from a related party under common control, by exercising its purchase option, in accordance with the terms of a Technology Purchase Agreement, by and between RiT and the related party (the "Purchase Agreement"). The total purchase price for the sale and transfer of the Technology and all rights thereto from the related party to RiT was $583,270 plus revenue sharing equal to 3% of the proceeds actually received by RiT in return for any future sale of the Technology and/or for any future sale of products using the Technology.

It was agreed that the Purchase Price ($583,270) be recorded as a loan amount provided by the related party to RiT bearing an interest rate of 2.47% per annum and was to be repaid not later than eighteen (18) months following the closing date. The related party was granted with a right to convert the loan amount or any part thereof (together with interest accrued thereon), into RiT's Shares with a conversion price per share equal to the NASDAQ closing price of RiT's shares on the day RiT receives a written notice from the related party notifying its election of conversion.

The Company recorded the transfer of the Technology at historical cost (net book value at the time of transfer). Any difference between the convertible loan amount of $583,270 assumed and the historical cost of the net assets acquired was accounted for as an equity transaction. The historical cost (net book value at the time of transfer and sale) of the Technology at the time of the transfer of the technology on the related party books was deemed zero.

In September 2012, the related party converted the loan amount and interest accrued thereon into 218,813 ordinary shares pursuant to a Securities Purchase Agreement, dated as of September 10, 2012, reflecting a conversion price of $2.67 per share.

B. Share options

1.	RiT Technologies Ltd. 2003 Option Plan

In July 2003, the Board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors (or the Share Incentive Committee appointed by the Board to administer the 2003 Share Option Plan). The purpose of the 2003 Plan is to provide incentives to employees, directors, consultants and contractors, or any subsidiary thereof. The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the Board of Directors, as specified in the grant letter issued by us to the grantee. The contractual life of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal annual installments.

As of December 31, 2012, the number of options granted under the 2003 Plan is 953,728 options and the number of options outstanding under the 2003 Plan is 543,981 options. As of December 31, 2012, 47,554 options are available for future grant (following an increase of 300,000 options to the options- reserve under the 2003 Option plan, approved by the Company's Board of Directors in July 2011).

2. RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options, contractual live of options granted under the plan is six years.
As of December 31, 2012, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 8,405 options. The RiT Inc. Plan expired during May 2009.

3.	Stock Options granted under the Share Option Plans are as follows:
		Weighted Average	Weighted average grant date
	Number of
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2010	190,366

Granted	-	-	-
Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386
At December 31, 2012, total compensation cost related to option awards not yet recognized amount to $823,000 and will be recognized in the statements of operations during fiscal years 2013 - 2015.

The following table summarizes information about stock options outstanding as of December 31, 2012:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2012	life	price	2012	price
prices in US$		In years	US$		US$
3.00-3.80	221,646	5.20	3.63	45,000	3.36
4.00-5.44	169,486	4.72	4.09	47,163	4.15
7.50-9.84	126,814	1.30	7.60	126,814	7.60
10.24-22.56	34,440	2.11	14.36	34,440	14.36

	552,386			253,417

At December 31, 2012, options with an average exercise price of $7.12 were exercisable for 253,417 shares (at December 31, 2011, options with an average exercise price of $8.24 were exercisable for 202,204 shares).

Weighted average exercise prices for the options outstanding at December 31, 2012 and 2011 were $5.35 and $7.30, respectively.

Weighted average remaining contractual life of outstanding options at December 31, 2012 and 2011 was 3.96 and 2.49 years.

The total intrinsic value of options exercised during the year ended December 31, 2011 was $106,000.

The Black-Scholes assumptions used in valuing the options are presented in Note 2.

4. Options to non-employees

The Company granted a total of 37,113 options during the years 2003-2012. Such options granted to non-employees were granted as part of The 2003 Plan.

C. Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends. To date the Company has never declared or paid any cash dividends on our ordinary shares. We currently intend to retain any future earnings to finance operations and to expand our business and, therefore, do not expect to pay any cash dividends in the foreseeable future